Government Grants (Tables)	6 Months Ended
Jun. 30, 2025
Government Grants [Abstract]
Schedule of Government Grants
	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

At 1 January	178,252	316,754
Received during the period/year	(560,375)	(1,938,980)
Amount recognized in the statement of comprehensive loss	965,162	1,800,478
	583,039	178,252

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

Current assets	933,126	588,863
Current liabilities	(350,087)	(410,611)
	583,039	178,252